Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Transition Report	false
Document Registration Statement	false
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-37835
Entity Registrant Name	Indivior PLC
Entity Incorporation, State or Country Code	X0
Entity Address, Country	GB
Document Annual Report	true
Document Shell Company Report	false
Title of 12(b) Security	Ordinary shares, $0.50 nominal value per share
Trading Symbol	INDV
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	136,526,357
Entity Address, Address Line One	10710 Midlothian Turnpike, Suite 125
Entity Address, City or Town	North Chesterfield
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23235
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001625297
Document Fiscal Year Focus	2023
Amendment Flag	false
Document Fiscal Period Focus	FY
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	10710 Midlothian Turnpike, Suite 125
Entity Address, City or Town	North Chesterfield
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23235
Contact Personnel Name	Jeff Burris, Chief Legal Officer
City Area Code	804
Local Phone Number	379-1090
Contact Personnel Email Address	legal@indivior.com